Transactions with Parties-in-Interest and Related Parties	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Transactions with Parties-in-Interest and Related Parties

7. Transactions with Parties-in-Interest and Related Parties

Under ERISA rules related to 401(k) plans, transactions with related parties of the Plan such as a sponsor, administrator, trustee, acquired entities by the Plan sponsor, or participant are considered either exempt or non-exempt from ERISA prohibited transaction provisions. Non-exempt transactions are subject to penalty taxes.

The Plan invests in the common stock of the Company through a common stock fund. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA. During 2025, the Plan received $4,217,604 in common stock dividends from the Company.

The Plan’s recordkeeper, trustee, custodian and investment advisor described in Note 1 are each a party-in-interest to the Plan as defined by ERISA. As of December 31, 2025 and 2024, the Master Trust held two collective trust funds and one short-term investment fund that were managed by Northern Trust, the Plan’s custodian. The transactions associated with these three funds qualify as party-in-interest transactions.

In addition, notes receivable from participants are considered to be party-in-interest transactions for which a statutory exemption from the prohibited transaction regulation exists.